ACCOUNTS AND NOTES RECEIVABLE, NET (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance at the beginning of the year	$ (456)	$ (49)
Bad debt expense	0	(418)
Write offs	456	0
Balance at the end of the year	$ 0	$ (456)